Derivative Instruments, Hedging Activities and Credit Derivatives - Additional Information (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative instruments with credit risk-related contingent feature	1,691,332	1,878,791
Amount posted as a collateral	31,146	476,903
Additional collateral to be posted if credit rating falls to Baa3 or BBB- by Moody's or S&P, respectively	180,783	312,162